FAIR VALUE MEASUREMENTS - Fair value hierarchy of the valuation inputs (Details) - ROMAN DBDR TECH ACQUISITION CORP. - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Assets:
Marketable securities held in Trust Account	$ 236,289,574	$ 236,215,089
Liabilities:
Warrant Liability		27,455,162
Recurring
Liabilities:
Warrant Liability	36,739,038	27,455,162
Level 1 | Recurring
Assets:
Marketable securities held in Trust Account	236,289,574	236,215,089
Liabilities:
Warrant Liability	18,640,580	14,125,160
Level 3 | Recurring
Liabilities:
Warrant Liability	18,098,458	13,330,002
U.S. Treasury Securities
Assets:
Marketable securities held in Trust Account		236,214,150
Cash
Assets:
Marketable securities held in Trust Account		939
Public Warrants
Liabilities:
Warrant Liability	18,640,580	14,125,160
Public Warrants | Recurring
Liabilities:
Warrant Liability	18,640,580	14,125,160
Public Warrants | Level 1 | Recurring
Liabilities:
Warrant Liability	18,640,580	14,125,160
Private Placement Warrants
Liabilities:
Warrant Liability	18,098,458	13,330,002
Private Placement Warrants | Recurring
Liabilities:
Warrant Liability	18,098,458	13,330,002
Private Placement Warrants | Level 1 | Recurring
Liabilities:
Warrant Liability		13,330,002
Private Placement Warrants | Level 3 | Recurring
Liabilities:
Warrant Liability	$ 18,098,458	$ 13,330,002